Share capital, Restricted Stock Units (Q2) (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2024	Jul. 31, 2024
Restricted Stock Units [Abstract]
Forfeited (in shares)		(37,541)
Restricted Stock Units (RSUs) [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)		1,214,841	1,036,892	1,036,892
Granted (in shares)		0	0	177,949
Outstanding (in shares)	1,177,300	1,177,300		1,214,841
Number of RSUs vested (in shares)	571,361			259,988
Share-based payments		$ 245,705	$ 351,712
Restricted Stock Units (RSUs) [Member] | November 30, 2021 [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)	9,176	9,176
Number of RSUs vested (in shares)	6,117
Restricted Stock Units (RSUs) [Member] | December 24, 2021 [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)	382,335	382,335
Number of RSUs vested (in shares)	210,284
Restricted Stock Units (RSUs) [Member] | March 1, 2022 [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)	10,094	10,094
Number of RSUs vested (in shares)	10,094
Restricted Stock Units (RSUs) [Member] | March 14, 2022 [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)	627,029	627,029
Number of RSUs vested (in shares)	344,866
Restricted Stock Units (RSUs) [Member] | July 30, 2024 [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)	148,666	148,666
Number of RSUs vested (in shares)	0